Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Disclosure Of Trade And Other Receivables Text Block Abstract
Trade and Other Receivables
Note 8	Trade and Other Receivables

	2022	2021
	A$	A$
Current assets
Trade receivables	15,887	207,078
GST receivable	35,289	36,222
	51,176	243,300